THE GCG TRUST                                        File No. 33-23512, 811-5629
                                                     Filed Under Rule 497(e)
                                   SUPPLEMENT

                              Dated January 3, 2002

              Supplement to the Statement of Additional Information
                              dated May 1, 2001 for
                                  The GCG Trust



The following information supplements the information contained in the section of The GCG Trust's Statement of Additional Information entitled "Portfolio Transactions and Brokerage -Brokerage and Research Services:"

The Board of Trustees of the Trust has authorized portfolio managers to designate a portion of commissions charged on certain brokerage transactions entered into on behalf of the Trust to be used to offset certain Trust expenses, including but not limited to, the payment of investment advisory fees, and the expenses associated with the maintenance and administration of the Trust's directed brokerage and securities lending program. In placing portfolio business with such broker-dealers, the portfolio managers will seek the best execution of each transaction.

Effective January 1, 2002, the following information supersedes and replaces in its entirety the information contained in the section of The GCG Trust's Statement of Additional Information entitled "Portfolio Managers:"


Portfolio Managers
     The Manager has engaged the services of certain portfolio managers (the "Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of each Portfolio of the Trust.
     Pursuant to the separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:








GCG Trust 121546                                                       01/03/02

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Portfolio Manager                        Portfolio                        Portfolio Management Fee
---------------------------------------- -------------------------------- ------------------------------------------
---------------------------------------- -------------------------------- ------------------------------------------
Fidelity Management & Research Co.       Diversified Mid-Cap &            0.50% of first $250 million
                                         Asset Allocation Growth          0.40% of next $500 million
                                                                          0.35% of amount in excess of
                                                                              $750 million

Goldman Sachs Asset Management           Internet TollkeeperSM            0.95% of first $1 billion
                                                                          0.90% in excess of $1 billion

Janus Capital Corporation                Growth, Growth and Income, and   0.55% of first $100 million
                                         Special Situations               0.50% of next $400 million
                                                                          0.45% of amounts in excess of
                                                                              $500 million

ING Pilgrim Investment, LLC              International Equity             0.65% of first $150 million
                                                                          0.55% of next $150 million
                                                                          0.45% of next $300 million and
                                                                          0.40% thereafter

AIM Capital Management, Inc.             Strategic Equity                 0.50% of first $50 million
                                         Capital Appreciation             0.475% over $50 and up to
                                                                              $200 million
                                                                          0.45% over $200 and up to $500
                                                                              million and
                                                                          0.40% of amount in excess of
                                                                              $500 million

Alliance Capital Management L.P.         Capital Growth                   0.75% on first $10 million in assets
                                                                          0.625% on next $10 million
                                                                          0.50% on next $20 million
                                                                          0.375% on next $20 million and
                                                                          0.25% on amounts in excess of $60
                                                                              million

Baring International Investment Limited  Developing World                 0.90%

                                         Hard Assets                      0.40%


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GCG Trust 121546                              2                        01/03/02


Portfolio Manager                        Portfolio                       Portfolio Management Fee
---------------------------------------- ------------------------------- ---------------------------------------------
Capital Guardian Trust Company           Large Cap Value                 0.50% on first $150 million
                                                                         0.45% on next $150 million
                                                                         0.35% on next $200 million and
                                                                         0.30% thereafter

                                         Managed Global                  0.65% on first $150 million
                                                                         0.55% on next $150 million
                                                                         0.45% on next $200 million and
                                                                         0.40% thereafter

                                         Small Cap                       0.65% on first $150 million
                                                                         0.50% on next $150 million
                                                                         0.40% on next $200 million and
                                                                         0.35% thereafter

Eagle Asset Management, Inc.             Value Equity                    0.50% of net assets

Fidelity Management & Research Co.       Asset Allocation Growth         0.50% of first $250 million in assets
                                         Diversified Mid-Cap             0.40% of next $500 million in assets and

                                                                         0.35% of amount in excess of $750 million

ING Investment Management, LLC           Limited Maturity Bond           0.30% of the first $25 million
                                                                         0.25% of the next $50 million
                                                                         0.20% of the next $75 million
                                                                         0.15% of the amount over $150 million
                                                                             subject to a minimum annual fee of
                                                                             $35,000

                                         Liquid Asset                    0.20% of the $25 million
                                                                         0.15% of the next $50 million
                                                                         0.10% of the amount over $75 million
                                                                             subject to a minimum annual fee of
                                                                             $35,000

Kayne Anderson Rudnick Investment        Rising Dividends                0.50% on first $100 million and
Management, LLC                                                          0.40% on the next $100 million and
                                                                         0.30% on the next $100 million and
                                                                         0.25% on the next $700 million and
                                                                         0.20% on assets in excess of $1 billion

Massachusetts Financial Services         Mid-Cap                         0.35% on first $500 million in assets and
Company*                                 Research                        0.30% on next $1 billion and
                                         Total Return                    0.25% thereafter

Pacific Investment Management Company    Core Bond                       0.25%
LLC
Morgan Stanley Investment Management     Real Estate                     0.50% on first $70 million and
Inc. d/b/a Van Kampen                                                    0.40% on assets in excess of $70 million

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GCG Trust 121546                              3                        01/03/02


Portfolio Manager                        Portfolio                       Portfolio Management Fee
---------------------------------------- ------------------------------- ---------------------------------------------
Salomon Brothers Asset Management Inc*   All Cap                         0.50% on first $100 million
                                                                         0.45% on next $100 million
                                                                         0.40% on next $200 million and
                                                                         0.35% on assets in excess of $400 million
                                         Investors
                                                                         0.43% on first $100 million
                                                                         0.40% on next $100 million
                                                                         0.35% on next $300 million
                                                                         0.32% on next $250 million
                                                                         0.30% on next $250 million and
                                                                         0.25% on assets in excess of $1 billion

T. Rowe Price Associates**               Equity Income Series            0.40% of average daily net assets
                                                                         0.50% of first $250 million
                                         Fully Managed                   0.40% of the next $250 million
                                                                         0.40% on all assets once total assets reach
                                                                         $500 million of average daily net assets

* The portfolio management fee for these portfolios will be calculated based on the combined average daily net assets of portfolios managed by the portfolio manager under a similar style in other ING affiliated mutual funds.

** T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to the following voluntary waiver of a portion of its portfolio management fee applicable to The GCG Trust portfolios managed by T. Rowe Price calculated based on the combined average daily net assets of portfolios managed by T. Rowe Price in The GCG Trust and another ING affiliated mutual fund:

Combined Asset Levels                                  Percentage Fee Waiver

Between $750 million and 1.5 billion                   5% fee reduction
Between $1.5 billion and $3 billion                    7.5% fee reduction
Above $3 billion                                       10% fee reduction


















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